PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 81,012	$ 46,444
Interest receivable	5,829	6,948
Prepaid expenses	81,459	56,008
Other	7,040	7,572
Prepaid expenses and other current assets	$ 175,340	$ 116,972